Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Vehicles [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of useful life or remaining lease term
Minimum [Member] | Computer Equipment and Software [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Minimum [Member] | Facilities [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Computer Equipment and Software [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Facilities [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years